Pension and Postretirement Expense Level 4 (Details) - Components of Net Pension and Non-pension postretirement Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	$ 3	$ 3	$ 3
Interest cost	11	10	12
Expected return on assets	(17)	(16)	(16)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Amortization of net losses	29	(27)	17
Net expense (benefit)	26	(30)	16
Foreign Pension Plans, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	14	14	8
Interest cost	17	18	17
Expected return on assets	(15)	(14)	(13)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	1	1
Amortization of net losses	80	(41)	119
Net expense (benefit)	96	(22)	132
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	0	0	0
Interest cost	1	0	1
Amortization of prior service cost	0	(1)	(8)
Amortization of net losses	(4)	(2)	0
Net expense (benefit)	(3)	(3)	(7)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	0	1	0
Interest cost	1	1	0
Amortization of prior service cost	0	0	0
Amortization of net losses	2	(3)	1
Net expense (benefit)	$ 3	$ (1)	$ 1